Revenues (Tables)	12 Months Ended
Dec. 31, 2015
Revenues [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	December 31, 2015		December 31, 2014	December 31, 2013
	RMB	US$	RMB	RMB
Sales in China	194,226	29,984	241,446	263,076
Sales in other countries (principally Europe, Asia and North America)	54,636	8,434	43,018	41,874
	248,862	38,418	284,464	304,950

Schedule of Revenue by Significant Types of Films
	December 31,2015			December 31,2014		December 31,2013
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total

Stamping and transfer film	103,520	15,982	41.6%	118,560	41.7%	142,309	46.7%
Printing film	29,605	4,570	11.9%	32,987	11.6%	27,852	9.1%
Metallized film	9,010	1,391	3.6%	6,397	2.2%	17,686	5.8%
Specialty film	73,851	11,400	29.7%	79,609	28.0%	89,382	29.3%
Base film for other applications	32,876	5,075	13.2%	46,911	16.5%	27,721	9.1%
	248,862	38,418	100.0%	284,464	100.0%	304,950	100.0%